Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2019
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
NOTE 21:	EARNINGS (LOSS) PER SHARE

In 2019 there is loss per share.

In 2018 there was earning per share and not loss per share, therefore the weighted average number of shares for the diluted calculation could have been different from the one used for the basic calculation, if the share-based payment and warrants were in the money.

All outstanding options and warrants could be exercised to 6,200,000 and 264,222,220 ordinary shares, respectively.